Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions
Related Party Transactions

17. Related Party Transactions

The table below sets forth the major related parties and their relationships with the Company:

Name of related parties	Relationship with the Company
Tonglu Tongze Logistics Ltd. and its subsidiaries	Majority equity interests held by the employees of the Company
Shanghai Mingyu Barcode Technology Ltd.	Controlled by brother of chairman of the Company
ZTO Supply Chain Management Co., Ltd. and its subsidiaries	The Company’s equity investee
ZTO Cloud Warehouse Technology Co., Ltd. and its subsidiaries	The Company’s equity investee
ZTO Yun Leng Network Technology (Zhejiang) Co., Ltd. and its subsidiaries	The Company’s equity investee
Zhejiang Tongyu Intelligent Industry Development Co., Ltd.	The Company’s equity investee
Zhongkuai (Tonglu) Future City Industrial Development Co., Ltd	Controlled by chairman of the Company
Mr. Jianchang Lai	Director and Vice President of Operations
Tonglu Antong Management LLP	The Company’s equity investee
Mr. Du Wang	Immediate families of Director and Vice President

17. Related Party Transactions (Continued)

(a)         The Company entered into the following transactions with its related parties:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB

Revenues:
Express delivery service revenue derived from Tonglu Antong Management LLP and its subsidiaries	—	38,202	694,758
Transportation revenue from ZTO Cloud Warehouse Technology Co., Ltd. and its subsidiaries	45,286	68,716	291,584
Others	4,072	5,224	51,662
	49,358	112,142	1,038,004
Cost of revenues:
Transportation service fees paid to ZTO Supply Chain Management Co., Ltd. and its subsidiaries	47,491	56,624	459,013
Transportation service fees paid to Tonglu Tongze Logistics Ltd. and its subsidiaries	331,288	52,260	—
Transportation service fees paid to Zhongtong Yunleng Network Technology (Zhejiang) Co., Ltd. and its subsidiaries	—	5,853	56,325
Purchases of supplies from Shanghai Mingyu Barcode Technology Ltd.	197,302	235,808	237,252
Others	—	51,409	44,666
	576,081	401,954	797,256
Other operating income:
Rental income from ZTO Supply Chain Management Co., Ltd. and its subsidiaries	28,720	29,688	45,876
Rental income from ZTO Cloud Warehouse Technology Co., Ltd. and its subsidiaries	17,215	33,390	53,115
Others	999	8,453	20,677
	46,934	71,531	119,668
Other income:
Interest income related to loan receivables from Zhongkuai (Tonglu) Future City Industrial Development Co., Ltd	—	39,000	33,962
Others	847	2,435	8,071
	847	41,435	42,033

In October and December 2021, the Company acquired 20.77% equity interest in certain subsidiaries from Mr. Jianchang Lai at a cash consideration of RMB103,728. The difference between the consideration and the ownership interest obtained was RMB 29,799 recorded in additional paid-in capital.

In December 2021, the Company sold its 100% shares in Zhejiang Xinglian Air Cargo Co., Ltd. to Zhongtong Yunleng Network Technology (Zhejiang) Co., Ltd. at a cash consideration of RMB177,297. The Company recognized loss of RMB 2,532 on the disposal of Zhejiang Xinglian.

In 2021, the Company purchased trucks from Tonglu Tongze Logistics Ltd. and its subsidiaries at an aggregate price of RMB 53,868.

In January 2022, the Company acquired 10% equity interest in a subsidiary from Mr. Du Wang at a cash consideration of RMB39,128. The difference between the consideration and the carrying amount of non-controlling interests as of the acquisition date was RMB 5,060 and recorded in additional paid-in capital.

17. Related Party Transactions (Continued)

(a)         The Company entered into the following transactions with its related parties: (Continued)

In September 2022, the Company sold its 100% equity interest in Jinhua Zhongrui Freight Forwarding Co., Ltd to ZTO Supply Chain Management Co., Ltd. at a cash consideration of RMB291,400, resulting in a gain of RMB60,514.

In December 2022, the Company acquired 82% equity interests of Tuxi Technology Co.,Ltd from certain related parties and third parties shareholders at a total cash consideration of RMB98,533, which approximately equals to the fair value of net assets acquired.

(b)          The Company had the following balances with its related parties:

	As of December 31,
	2021	2022
	RMB	RMB
Amounts due to related parties
Shanghai Mingyu Barcode Technology Ltd.	3,049	20,249
Tonglu Antong Management LLP and its subsidiaries	9,651	28,887
ZTO Supply Chain Management Co., Ltd.	9,983	—
Others	103	2
Total	22,786	49,138

Amounts due to related parties consisted of accounts payable to related parties for transportation, waybill material and deposits as of December 31, 2021 and 2022, respectively.

	As of December 31,
	2021	2022
	RMB	RMB
Amounts due from related parties
ZTO Cloud Warehouse Technology Co., Ltd. and its subsidiaries (1)	41,118	55,061
ZTO Supply Chain Management Co., Ltd. (5)	—	101,432
Zhongtong Yunleng Network Technology (Zhejiang) Co., Ltd. and its subsidiaries (2)	49,501	53,504
Zhongkuai (Tonglu) Future City Industrial Development Co., Ltd. (3)	—	75,000
Others	43,371	29,486
Total	133,990	314,483
Amounts due from related parties-non current
Zhongkuai (Tonglu) Future City Industrial Development Co., Ltd. (3)	539,000	500,000
Zhejiang Tongyu Intelligent Industry Development Co., Ltd. (4)	72,100	77,140
Total	611,100	577,140

Notes:

(1)	The amount comprised a RMB12,500 one-year loan to this related party with 6.96% annualized interest rate and accounts receivable generated from the transportation service provided by the Company.

17. Related Party Transactions (Continued)

(b)          The Company had the following balances with its related parties: (Continued)

(2)	The amount comprised other receivable generated from disposal of subsidiaries and net off account payable generated from the transportation service that this related party and its subsidiaries provided to the Company.
(3)	The amount comprised a three-year loan to this related party with 7.2% annualized interest rate. The balance of principle was RMB500,000 as of December 31, 2021 and 2022 and interest receivable was RMB39,000 and RMB75,000 as of December 31, 2021 and 2022.
(4)	The amount comprised a three-year loan to this related party with 7.2% annualized interest rate. The balance of principle was RMB70,000 as of December 31, 2021 and 2022.
(5)	The amount comprised a RMB109,980 one -year loan to this related party with 6.96% annualized interest rate and net off account payable generated from the transportation service that this related party and its subsidiaries provided to the Company.